SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Share Options
Outstanding, beginning balance	8,038,950	8,134,830	5,639,020
Granted	615,624	1,805,784	2,517,810
Exercised	(3,015,872)	(1,786,449)
Forfeited	(56,926)	(115,215)	(22,000)
Expired
Outstanding, ending balance	5,581,776	8,038,950	8,134,830
Vested and expected to vest	4,922,651
Exercisable	2,863,674
Weighted Average Exercise Price
Outstanding, beginning balance	$ 1.44	$ 0.82	$ 0.37
Granted	3.38	3.05	$ 1.83
Exercised	1.20	0.14
Forfeited	$ 3.33	$ 2.91	$ 1.83
Expired
Outstanding, ending balance	$ 1.77	$ 1.44	$ 0.82
Vested and expected to vest	1.63
Exercisable	$ 0.92
Weighted Average Remaining Contractual Years
Outstanding	5 years 8 months 5 days	6 years 2 months 8 days
Vested and expected to vest	5 years 4 months 20 days
Exercisable	3 years 7 months 17 days
Outstanding, Aggregate Intrinsic Value	$ 48,411,629	$ 77,657,938
Vested and expected to vest, Aggregate Intrinsic Value	43,387,240
Exercisable, Aggregate Intrinsic Value	$ 27,271,499